As filed with the Securities and Exchange Commission on March 11, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22228

PNMAC Mortgage Opportunity Fund, LP

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Annual Report
as of December 31, 2009 and 2008 and for the
year ended December 31, 2009 and period from August 11, 2008
(commencement of operations) to December 31, 2008

PNMAC Mortgage Opportunity Fund, LP

PNMAC Mortgage Opportunity Fund, LP
Statements of Assets and Liabilities
December 31, 2009 and 2008

	2009	2008
Assets:

Investments, at fair value (cost 2009 - $308,801,479; 2008 - $149,908,075)	$293,530,428	$143,086,535
Interest receivable	668,319	-
Other assets	675	137,609
Dividends receivable	749	2,473
Total assets	294,200,171	143,226,617

Liabilities:

Securities sold under agreements to repurchase	54,337,400	-
Distributions payable	6,639,892	-
Payable to investment manager	1,445,755	2,462,500
Payable to affiliate	30,956	405,858
Interest payable	17,239	-
Accrued expenses and other liabilities	731,937	41,555
Total liabilities	63,203,179	2,909,913

Partners’ Capital	$230,996,992	$140,316,704

Partners’ Capital Consists of:
General partner	$1,096	$985
Limited partner	230,995,896	140,315,719
Total partners’ capital	$230,996,992	$140,316,704

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
December 31, 2009

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 127.1%*
Mortgage Investments – 56.3%*
PNMAC Mortgage Co., LLC	$119,956,594	$97,555,856
PNMAC Mortgage Co (FI), LLC	29,617,341	32,607,396
Total Mortgage Investments (Cost $149,573,935)	149,573,935	130,163,252

Mortgage-Backed Securities – 68.2%*
American General Mortgage Loan Trust, Class A2, Series 2009-1, 5.75%, due 9/25/48**	$124,444,824	$95,822,515
Countrywide Asset Backed Certificates, CWL 2005-11 AF6, 5.05%, due 2/25/36	2,853,542	2,339,904
Countrywide Asset Backed Certificates, CWL 2006-SD2 1A1, 0.58%, due 5/25/46	8,839,520	5,303,712
Ellington Loan Acquisition Trust, ELAT 2007-1 A2A1, 1.23%, due 5/26/37	1,466,283	1,261,003
Vericrest Opportunity Loan Transferee, VOLT 2009-PL1A A, 6.00%, due 8/25/50**	59,240,933	52,724,431
Total Mortgage –Backed Securities (Cost $153,311,933)	196,845,102	157,451,565

Short-Term Investments – 2.5%*
BlackRock Liquidity Funds: TempFund Institutional Shares	5,915,611	5,915,611
Total Short-Term Investments (Cost $5,915,611)	5,915,611	5,915,611

TOTAL INVESTMENTS (Cost $352,334,648)		293,530,428

LIABILITIES – (23.5%)*
Securities Sold Under Agreements to Repurchase – (23.5%)*
Agreement with Credit Suisse, 1.825% (Eligible assets are pledged as collateral – see Note 6)		(16,286,400)

Agreement with Bank of America, Libor +1.50% (Eligible assets are pledged as collateral – see Note 6)		(38,051,000)
Total Securities Sold Under Agreements to Repurchase		(54,337,400)

Liabilities in excess of other assets – (3.5%)*		(8,196,106)
TOTAL PARTNERS’ CAPITAL –100.0%*		$230,996,992

* Percentages are stated as a percent of partners’ capital
** All or a portion of these securities are pledged under repurchase agreements (See Note 6)
All investments are in the United States of America

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
December 31, 2008

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 102.0%*
Mortgage Investments – 101.4%*
PNMAC Mortgage Co., LLC	$119,956,594	$113,022,783
PNMAC Mortgage Co (FI), LLC	29,147,705	29,259,976
Total Mortgage Investments (Cost $149,104,299)	149,104,299	142,282,759

Short-Term Investments – 0.6%*
BlackRock Liquidity Funds: TempFund Institutional Shares	803,776	803,776
Total Short-Term Investments (Cost $803,776)	803,776	803,776

TOTAL INVESTMENTS (Cost $149,908,075)		143,086,535
Liabilities in excess of other assets – (2.0%)*		(2,769,831)
TOTAL PARTNERS’ CAPITAL – 100%*		$140,316,704

* Percentages are stated as a percent of partners’ capital All investments are in the United States of America

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Operations
For the Year Ended December 31, 2009 and the Period from August 11, 2008
   (commencement of operations) to December 31, 2008

	2009	2008
Investment income
Dividend income	$25,057,465	$6,071,535
Interest income	6,409,893	-
Total investment income	31,467,358	6,071,535
Expenses:
Investment advisory fees	6,068,401	2,462,500
Professional expenses	631,911	311,609
Administration and other expenses	378,213	294,440
Directors’ fees and expenses	312,012	249,202
Insurance expense	377,237	175,452
Interest expense	87,029	-
Custody fees	7,107	2,012
Total expenses	7,861,910	3,495,215

Net investment income	23,605,448	2,576,320

Net realized and unrealized gain (loss) on investments
Net unrealized loss on investments	(8,449,511)	(6,821,540)
Net loss on investments	(8,449,511)	(6,821,540)
Net increase/(decrease) in partners’ capital resulting from operations	$15,155,937	$(4,245,220)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Partners’ Capital
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

	General Partner	Limited Partner	Total

Partners’ capital, August 11, 2008	$-	$-	$-

Contributions	1,000	146,563,548	146,564,548
Distributions	-	(2,002,624)	(2,002,624)

Increase (decrease) in partners’ capital from operations:
Net investment income	43	2,576,277	2,576,320
Net change in unrealized depreciation on investments	(58)	(6,821,482)	(6,821,540)

Net decrease in partners’ capital from operations	(15)	(4,245,205)	(4,245,220)

Partners’ capital, December 31, 2008	985	140,315,719	140,316,704

Contributions	-	98,639,331	98,639,331
Distributions	-	(23,114,980)	(23,114,980)

Increase (decrease) in partners’ capital from operations:
Net investment income	170	23,605,278	23,605,448
Net unrealized loss on investments	(59)	(8,449,452)	(8,449,511)

Net increase in partners’ capital from operations	111	15,155,826	15,155,937

Partners’ capital, December 31, 2009	$1,096	$230,995,896	$230,996,992

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Cash Flows
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

	2009	2008
Cash flows from operating activities:

Net increase (decrease) in partners’ capital resulting from operations	$15,155,937	$(4,245,220)

Adjustments to reconcile net increase (decrease) in partners’ capital resulting from operations to net cash used in operating activities:

Purchases of Mortgage Investments	(469,637)	(149,104,299)
Purchase of mortgage-backed securities	(153,321,717)	-
Proceeds from repayment of mortgage-backed securities	2,964,019	-
Net change in short-term investments	(5,111,835)	(803,776)
Accretion of discounts on mortgage-backed securities	(2,954,234)	-
Net change in unrealized depreciation on investments	8,449,511	6,821,540
Increase in interest receivable	(668,319)	-
(Increase) decrease in other assets	136,934	(137,609)
(Increase) decrease in dividends receivable	1,724	(2,473)
Increase (decrease) in payable to investment manager	(1,016,745)	2,462,500
Increase in interest payable	17,239	-
Increase (decrease) in payable to affiliate	(374,902)	405,858
Increase in accrued expenses and other liabilities	690,382	41,555

Net cash used in operating activities	(136,501,643)	(144,561,924)

Cash flows from financing activities:
Sale of securities under agreements to repurchase	54,695,400	-
Repayments of securities sold under agreements to repurchase	(358,000)	-
Capital contributions	98,639,331	146,564,548
Capital distributions	(16,475,088)	(2,002,624)

Net cash provided by financing activities	136,501,643	144,561,924

Net increase in cash	-	-

Cash at beginning of period	-	-
Cash at end of period	$-	$-

Non-cash financing activity
Declaration of distribution to partners	$6,639,892	$-

Supplemental cash flow information Interest paid during the period	$69,790	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

For the year ended December 31, 2009

SUPPLEMENTAL DATA AND RATIOS	Total	General Partner(1)	Limited Partner

Total return (2)	7.35%	11.25%	7.35%
Internal rate of return (3)	4.88%	6.82%	4.88%
Ratio of net investment income to weighted average partners’ capital	12.63%	16.51%	12.63%
Ratio of expenses to weighted average partners’ capital	4.21%	1.03%	4.21%
Partners’ capital, end of year	$230,996,992	$ 1,096	$230,995,896
Portfolio turnover rate	0.00%

For the period from August 11, 2008 (commencement of operations) to December 31, 2008

SUPPLEMENTAL DATA AND RATIOS	Total	General Partner(1)	Limited Partner

Total return (2) (4)	(3.53%)	(1.46%)	(3.53%)
Internal rate of return (3)	(9.68%)	(3.70%)	(9.68%)
Ratio of net investment income to weighted average partners’ capital (5)	5.07%	10.40%	5.07%
Ratio of expenses to weighted average partners’ capital (5)	6.88%	2.10%	6.88%
Partners’ capital, end of period	$140,316,704	$ 985	$ 140,315,719
Portfolio turnover rate (4)	0.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2)   Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)   Internal rate of return for the period from August 11, 2008 to December 31, 2008 and the year ended December 31, 2009 were computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions) and partners’ capital accounts on a life-to date basis.

(4) Amounts for the period from August 11, 2008 (commencement of operations) to December 31, 2009 are not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Note 1—Organization
PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware.  The Master Fund is registered under the Investment Company Act of 1940, as amended.  Interests in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended.  The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”).  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company.  Both the Investment Manager and General Partner are controlled subsidiaries of Private National Mortgage Acceptance Company, LLC.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner.  The Fund owned 99.99% of the Master Fund at December 31, 2009 and 2008 and is the sole limited partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in mortgage-backed securities, PNMAC Mortgage Co., LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).

•	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works-out distressed U.S. residential mortgages.
•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The pool of residential loans had an unpaid principal balance totaling $558 million at the inception of FNBN.  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC.

As mortgages owned by PNMAC Mortgage Co., LLC become performing, PNMAC Mortgage Co., LLC may transfer them to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securities mortgages and invests directly in other mortgage-related investment securities.

At December 31, 2009 and 2008, the Master Fund owned 100% and 100% of PNMAC Mortgage Co., LLC and 68.4% and 67.4% of PNMAC Mortgage Co (FI), LLC respectively.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies
The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America (“U.S. GAAP”).  The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification and the AICPA Audit and Accounting Guide: Investment Companies.  These rules do not permit the Master Fund to consolidate its ownership interest in such investments.  Following are the significant accounting policies adopted by the Master Fund:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

Investment Valuation
The Master Fund carries its investments at their estimated fair values.  Most of the Fund’s assets are not actively traded and are considered illiquid.  As a result, estimating the assets’ fair values is subject to uncertainties regarding the assumptions market participants would use to value the assets.  Due to the inherent uncertainty of estimating fair values for assets that are not actively traded, the estimated fair value of the Fund’s investments may differ significantly from the value that may be realized if the Fund is liquidated and this difference could be material.  Fair value considerations are further discussed in Note 3 – Fair Value of Investments.

Mortgage-Backed Securities
The Master Fund records investment and contractual transactions on the trade/contract date of the investment purchase or sale.  The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Interest Income
Interest income is accrued as earned.  Unamortized premiums and unaccreted discounts are amortized and accrued to interest income as an adjustment of the instruments’ yields using the interest method.  Yields are estimated using market prepayment expectations for similar securities.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on an accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes.  Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss.  Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Management’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  Management has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax return for the fiscal year ended December 31, 2008 or expected to be taken on the tax returns for the fiscal year ended December 31, 2009.  The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, management of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2009, open Federal and state income tax years include the tax year ended December 31, 2009 and 2008.  The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund.  Investors may not redeem capital from the Master Fund, and they must have other sources of capital available to them in order to pay such taxes.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with partners’ respective investment ownership percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities but may be recalled by the Master Fund for purposes of making new investments until December 31, 2011.  Following is a summary of capital distribution priorities:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the profits distributed to the Limited Partner pursuant to (2) above; and
4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”.

The Carried Interest will be allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.  As of December 31, 2009, the Master Fund has not paid or accrued any carried interest to the General Partner.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund.  In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur.  However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Reclassifications
Certain reclassifications were made to conform prior year amounts to the current year presentation, which reported purchases and sales of short-term investments on separate lines on the statements of cash flows.

Recent Accounting Pronouncements
In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles—a replacement of FASB Statement No. 162 (“FASB 168”), which establishes the FASB Accounting Standards Codification ( the “Codification” ” or “ASC”) as the source of authoritative U.S. GAAP.  Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants.  FASB 168 was incorporated within ASC 825, Generally Accepted Accounting Principles.  The Codification modified the U.S. GAAP to include only two levels of U.S. GAAP, authoritative and non-authoritative.  All of the Codification carries the same level of authority and the U.S. GAAP hierarchy is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The adoption of FASB 168 did not have a material effect on the Master Fund’s financial statements.

In April 2009, the FASB issued FASB Staff Position ("FSP") FAS 107-1 and APB 28-1, Interim Disclosures about Fair Value of Financial Instruments. This FSP amends FASB Statement No. 107, Disclosures about Fair Value of Financial Instruments (incorporated within ASC 825, Financial Instruments), to require disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements. This FSP requires providing qualitative and quantitative information about fair value estimates for all those financial instruments not measured on the balance sheet at fair value.  This FSP is effective for financial statements issued for interim reporting periods ending after June 15, 2009.  The adoption of FSP FAS 107-1 and ARB 28-1 did not have a material impact on the Master Fund’s financial statements.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity of the Assets or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (incorporated within ASC 820, Fair Value Measurements and Disclosures ).  This FSP provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. This FSP is effective for financial statements issued for fiscal years and interim reporting periods ending after June 15, 2009.  The adoption of FSP FAS 157-4 did not have a material impact on the Master Fund’s financial statements.

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 166, Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140 ("FASB 166"), and FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R) ("FASB 167").

•
FASB 166 revises Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which establishes sale accounting criteria for transfers of financial assets.  FASB 166 was incorporated into ASC 860, Transfers and Servicing

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

•
FASB 167 amends FASB Interpretation 46(R), Consolidation of Variable Interest Entities—an interpretation of ARB No. 51 ("FIN 46R") by changing the criteria an enterprise must use to determine whether it must consolidate a Variable Interest Entity (“VIE”) and requiring the entity to update its assessment quarterly.  FIN 46R currently requires that a VIE be consolidated by the enterprise that will absorb a majority of the expected losses or expected residual returns created by the assets of the entity. FASB 167 amends FIN 46R to require that a VIE be consolidated by the enterprise that has both the power to direct the activities that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  In December of 2009, the FASB issued an exposure draft proposing an Accounting Standards Update, Amendments to Statement 167 for Certain Investment Funds.  The exposure draft proposes to indefinitely defer the application of FASB 167 for certain entities.  FASB 167 was incorporated into ASC 810, Consolidations.  Management of the Master Fund is assessing the potential effect of these changes, including the effect of the exposure draft on the Master Fund.

FASB 166 and 167 are effective for financial asset transfers occurring after the beginning of an entity's first fiscal year that begins after November 15, 2009 and early adoption is prohibited.  Management of the Master Fund is assessing the potential effect of these changes, including the effect of the exposure draft, on the Master Fund.

In January 2010, the FASB issued an Accounting Standards Update (“ASU”) ASU 2010-06 to the Fair Value Measurements and Disclosure topic of the Codification.  The update requires additional disclosures about the transfers of classifications among the fair value classification levels and the reasons for those changes and separate presentation of purchases, sales, issuances and settlements in the presentation of the roll forward of Level 3 assets and liabilities.  The ASU also clarifies disclosure requirements relating to the level of disaggregation of disclosures relating to classes of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value estimates for Level 2 or Level 3 assets and liabilities.  The requirements of the ASU are effective for interim and annual disclosures for interim and annual reporting periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value estimates.  Those disclosures are effective for interim and annual reporting periods for fiscal years beginning after December 15, 2010.  The adoption of this ASU is not expected to have a material effect on the Master Fund’s financial statements.

Note 3—Fair Value of Investments
The Master Fund carries its investments at fair value.  The Master Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.  Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument.  The three levels of the hierarchy are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Master Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The level assigned to an asset valuation may not be an indication of the risk associated with investing in the asset in the accompanying financial statements.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of the dates presented:

	December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Short-term investments	$5,915,611	$5,915,611	$-	$-
Mortgage-backed securities	157,451,565	-	-	157,451,565
PNMAC Mortgage Co., LLC	97,555,856	-	-	97,555,856
PNMAC Mortgage Co (FI), LLC	32,607,396	-	-	32,607,396
Total assets	$293,530,428	$5,915,611	$-	$287,614,817

Liabilities
Securities sold under agreements to repurchase	$54,337,400	-	-	$54,337,400
	$54,337,400	-	-	$54,337,400

	December 31, 2008
Description	Total	Level 1	Level 2	Level 3
Short-term investments	$803,776	$803,776	$-	$-
PNMAC Mortgage Co., LLC	113,022,783	-	-	113,022,783
PNMAC Mortgage Co(FI), LLC	29,259,976	-	-	29,259,976
Total investments	$143,086,535	$803,776	$-	$142,282,759

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

The following tables presents a roll forward of the assets for the periods presented for items which Level 3 inputs were used to determine value:

	Year Ended December 31, 2009
	Mortgage-backed securities	PNMAC Mortgage Co., LLC	PNMAC Mortgage Co (FI), LLC	Total
Assets
Balance at December 31, 2008	$-	$113,022,783	$29,259,976	$142,282,759
Net purchases, sales and paydowns	150,357,698	-	469,637	150,827,335
Accretion of discount	2,954,234	-	-	2,954,234
Unrealized gains (losses)	4,139,633	(15,466,927)	2,877,783	(8,449,511)
Balance at December 31, 2009	$157,451,565	$97,555,856	$32,607,396	$287,614,817

Securities Sold Under Agreements to Repurchase
Liabilities
Balance at December 31, 2008	$-
Net purchases, sales and paydowns	54,337,400
Balance at December 31, 2009	$54,337,400

	Period from August 11, 2008 (commencement of operations) to December 31, 2008
	PNMAC Mortgage Co., LLC	PNMAC Mortgage Co (FI), LLC	Total
Balance at August 11, 2008 (commencement of operations)	$-	$-	$-
Net purchases, sales and paydowns	119,956,594	29,147,705	149,104,299
Unrealized gains (losses)	(6,933,811)	112,271	(6,821,540)
Balance at December 31, 2008	$113,022,783	$29,259,976	$142,282,759

The information used in the above reconciliation represents activity for any investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.  Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period.
Short-term investments that represent money market funds are valued at the number of shares multiplied by the value per share published by the manager of the money market funds on the valuation date.  Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Mortgage-backed securities have been valued using unadjusted broker indications of value.  The broker indications of value are reviewed and approved by the Investment Manager’s Capital Markets staff and Valuation Committee before being recorded on the Master Fund’s general ledger.

Mortgage Investments have been estimated by management in the absence of readily determinable fair values. These Mortgage Investments are valued based on the  proportionate share of the discounted cash-flow projections of the underlying assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co., LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN.  PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC.  The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

The Mortgage Companies value their investments in mortgage loans based on whether they are committed to be sold.  Mortgage loans that are not committed to be sold are recorded at their estimated fair value, which is approximated using a discounted cash flow valuation model.  Inputs to the model are classified into directly and non-directly observable inputs.  Directly observable inputs are inputs that can be taken directly from observable data or market sources such as current interest rates, loan amount, payment status and property type.  Non-directly observable inputs are inputs that cannot be taken directly from observable data or market sources such as forecasts of future interest rates, home prices, prepayment speeds, defaults and loss severities.  Loans which are committed to be sold are valued at their quoted market price or market price equivalent.  The estimates of value are evaluated by our Manager’s Capital Markets staff and are reviewed and approved by its senior management Valuation Committee.  Changes in the estimated fair value of mortgage loans are recognized in current period results of operations.  All changes in fair value, including changes arising from the passage of time, are recognized as a component of change in fair value of investments.

Further discussion of the nature of the mortgage loans and the loan participation interests held by the Mortgage Companies is discussed in Note 4–Mortgage Companies.

Securities sold under agreements to repurchase represent the discounted value of the borrowings using the rate required to finance such borrowings as of period end.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Note 4—Mortgage Companies
Following is a summary of the condensed balance sheet of the Master Fund’s investments in PNMAC Mortgage Co., LLC and PNMAC Mortgage Co (FI), LLC as of the dates presented:

	December 31, 2009
	PNMAC Mortgage Co, LLC	PNMAC Mortgage Co (FI), LLC
Short-term investments, at fair value	$8,488,993	$589
Mortgage loans, at fair value	85,280,765	43,654,724
Real estate acquired in settlement of loans, at fair value	2,602,732	3,988,971
Other assets, less liabilities	1,183,366	(13,022)
Members' equity	$97,555,856	$47,631,262

Master Fund's investment in Mortgage Investments at December 31, 2009	$97,555,856	$32,607,396

	December 31, 2008
	PNMAC Mortgage Co, LLC	PNMAC Mortgage Co (FI), LLC
Mortgage loans, at fair value	$110,389,899	$43,403,757
Other assets, less liabilities	2,632,884	589
Members' equity	$113,022,783	$43,404,346

Master Fund's investment in Mortgage Investments at December 31, 2008	$113,022,783	$29,259,976

Following is a summary of distributions from the Mortgage Companies for the periods presented:

	Year ended December 31, 2009	Period from August 11, 2008, (commencement of operations) to December 31, 2008
PNMAC Mortgage Co., LLC	$19,818,386	$6,069,052
PNMAC Mortgage Co (FI), LLC	5,223,495	-
	$25,041,881	$6,069,052

Concentrations of Credit Risk
The Mortgage Companies have assumed a concentration of credit risk in connection with their investments in mortgage-backed securities, mortgage loans and real estate acquired in settlement of loans.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

The following is a summary of the distribution of loans included in the Mortgage Companies’ portfolios as measured by fair value at the dates presented:

December 31, 2009
Occupancy	Fair Value	% Partners’ Capital	Average Note Rate
Owner occupied	$83,724,215	36.24%	6.69%
Investment property	23,164,618	10.03%	7.88%
Second property	6,537,522	2.83%	7.83%
Total Portfolio	$113,426,355	49.10%	6.99%

Loan Type	Fair Value	% Partners’ Capital	Average Note Rate
ARM/Hybrid1	$67,962,220	29.42%	7.29%
Fixed	37,288,047	16.14%	6.94%
Balloon	2,739,238	1.19%	10.68%
Step-Rate	5,436,850	2.35%	3.18%
Total Portfolio	$113,426,355	49.10%	6.99%

Lien Position	Fair Value	% Partners’ Capital	Average Note Rate
1st lien	$111,849,042	48.42%	6.78%
2nd lien	1,577,313	0.68%	8.83%
Total Portfolio	$113,426,355	49.10%	6.99%

Loan Age2	Fair Value	% Partners’ Capital	Average Note Rate
Less than 6 months	$957,845	0.42%	5.00%
6 - 11 months	210,681	0.09%	2.78%
12 - 17 months	41,120	0.02%	4.67%
18 - 23 months	17,982,455	7.78%	6.94%
24 months and greater	94,234,254	40.79%	7.01%
Total Portfolio	$113,426,355	49.10%	6.99%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Origination FICO Score	Fair Value	% Partners’ Capital	Average Note Rate
Less than 600	$13,216,623	5.72%	7.27%
600 – 649	15,172,773	6.57%	7.00%
650 – 699	31,435,627	13.61%	6.97%
700 – 749	28,132,523	12.18%	6.80%
750 or greater	25,468,809	11.02%	6.70%
Total Portfolio	$113,426,355	49.10%	6.99%

Current Loan-to-Value3	Fair Value	% Partners’ Capital	Average Note Rate
Less than 80%	$17,915,933	7.75%	7.01%
80% - 99.99%	24,931,178	10.79%	7.09%
100% - 119.99%	29,513,691	12.78%	7.03%
120% or greater	41,065,553	17.78%	6.96%
Total Portfolio	$113,426,355	49.10%	6.99%

Payment Status	Fair Value	% Partners’ Capital	Average Note Rate
Current4	$85,505,204	37.01%	6.43%
30 days delinquent	7,457,832	3.23%	6.24%
60 days delinquent	3,183,073	1.38%	6.32%
90 days or more delinquent	7,235,898	3.13%	8.13%
In foreclosure5	10,044,348	4.35%	8.03%
Total Portfolio	$113,426,355	49.10%	6.99%

1
Based on a percentage of loan count, ARMs/Hybrids had distribution of interest rate reset dates after December 31, 2009 as follows: 2.37% in 1-6 months, 1.39% in 7-12 months, 2.79% in 13-24 months, 75.03% in more than 24 months.

2	Loan Age reflects the age of the loan as of December 31, 2009.
3
Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of   the property securing the liens (“Value”) as of December 31, 2009.

4	Current loans include loans in and adhering to a forbearance plan as of December 31, 2009.
5
Loans “In Foreclosure” include loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of December 31, 2009.  This category does not include real estate acquired in settlement of loans.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Following is a summary of the distribution of real estate acquired in settlement of loans:

Geographic Distribution	Fair Value	% Partners’ Capital
California	$1,309,560	0.57%
Arizona	457,400	0.20%
Maryland	361,300	0.15%
Nevada	347,275	0.15%
Texas	325,000	0.14%
Other	2,612,858	1.13%
Total Portfolio	$5,413,393	2.34%

Property Type	Fair Value	% Partners’ Capital
Single dwelling unit	$2,812,013	1.22%
Multiple dwelling units	702,300	0.30%
Condominium	486,300	0.21%
Planned unit development	1,331,980	0.58%
Other	80,800	0.03%
Total Portfolio	$5,413,393	2.34%

December 31, 2008

Occupancy	Fair Value	% Partners’ Capital	Average Note Rate
Owner occupied	$101,585,321	72.40%	7.77%
Investment property	30,215,996	21.53%	8.20%
Second property	7,636,243	5.44%	8.28%
Total Portfolio	$139,437,560	99.37%	7.89%

Loan Type	Fair Value	% Partners’ Capital	Average Note Rate
ARM/Hybrid1	$92,841,605	66.16%	7.61%
Fixed	42,755,453	30.47%	7.66%
Balloon	3,840,502	2.74%	10.95%
Total Portfolio	$139,437,560	99.37%	7.89%

Lien Position	Fair Value	% Partners’ Capital	Average Note Rate
1st lien	$138,994,560	99.05%	7.61%
2nd lien	443,000	0.32%	10.65%
Total Portfolio	$139,437,560	99.37%	7.89%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Loan Age2	Fair Value	% Partners’ Capital	Average Note Rate
Less than 6 months	$88,920	0.06%	4.78%
6 - 11 months	23,491,596	16.74%	7.13%
12 - 17 months	52,792,115	37.62%	7.80%
18 - 23 months	47,548,547	33.89%	8.03%
24 months and greater	15,516,382	11.06%	7.94%
Total Portfolio	$139,437,560	99.37%	7.89%

Origination FICO Score	Fair Value	% Partners’ Capital	Average Note Rate
Less than 600	$15,616,034	11.13%	8.44%
600 – 649	18,002,719	12.83%	8.00%
650 – 699	37,722,460	26.88%	7.90%
700 – 749	34,864,406	24.85%	7.52%
750 or Greater	33,231,939	23.68%	7.14%
Total Portfolio	$139,437,560	99.37%	7.89%

Current Loan-to-Value3	Fair Value	% Partners’ Capital	Average Note Rate
Less than 80%	$24,327,683	17.34%	7.37%
80% - 99.99%	45,273,140	32.26%	7.41%
100% - 119.99%	34,968,047	24.92%	7.56%
120% or Greater	34,868,690	24.85%	8.23%
Total Portfolio	$139,437,560	99.37%	7.89%

Geographic Distribution	Fair Value	% Partners’ Capital	Average Note Rate
California	$41,767,249	29.77%	7.28%
Florida	10,923,433	7.78%	8.32%
New York	8,467,685	6.03%	8.08%
Arizona	7,577,346	5.40%	7.74%
New Jersey	4,141,296	2.95%	8.08%
Illinois	6,805,423	4.85%	7.89%
Other	59,755,128	42.59%	7.98%
Total Portfolio	$139,437,560	99.37%	7.89%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Payment Status	Fair Value	% Partners’ Capital	Average Note Rate
Current4	$116,049,135	82.71%	7.52%
30 days delinquent	7,350,021	5.22%	7.95%
60 days delinquent	4,360,307	3.11%	7.93%
90 days or more delinquent	5,679,244	4.05%	8.99%
In Foreclosure5	5,998,853	4.28%	8.43%
Total Portfolio	$139,437,560	99.37%	7.89%

1
Based on a percentage of loan count, ARMs/Hybrids had a distribution of interest rate reset dates after December 31, 2008 as follows: 7.73% in 1-6 months, 10.64% in 7-12 months, 4.12% in 13-24 months, 77.51% in more than 24 months.

2	Loan Age reflects the age of the loan as of December 31, 2008.

3
Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of   the property securing the liens (“Value”) as of December 31, 2008.

4	Current loans include loans in and adhering to a forbearance plan as of December 31, 2008.

5
Loans “In Foreclosure” includes loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of December 31, 2008.  This category does not include Real Estate Owned (“REO”).

Through their mortgage servicing agreements with PennyMac Loan Services, LLC, the Mortgage Companies proactively work with borrowers to perform loss mitigation activities in order to minimize credit losses.  Such activities include the development of loan modification programs and workout options that have the highest probability of successful resolution for both borrowers and the Mortgage Companies.

Note 5 – Mortgage-Backed Securities
Following is a summary of mortgage-backed securities held by the Master Fund:

		Credit Rating
	Total	A	BB+	B+	B	Unrated	% Partners’ Capital

Security collateral type:
Non-Agency Alt-A	$148,546,946	$52,724,431	$-	$-	$-	$95,822,515	64.31%
Non-Agency Prime Jumbo	8,904,619	-	2,339,904	1,261,003	5,303,712	-	3.85%
	$157,451,565	$52,724,431	$2,339,904	$1,261,003	$5,303,712	$95,822,515	68.16%

At December 31, 2009, mortgage-backed securities with a fair value of $81,753,000 were pledged as collateral to secure securities sold under agreements to repurchase.

Note 6 – Securities Sold Under Agreements to Repurchase
During the year ended December 31, 2009, the Master Fund entered into short-term financing arrangements to sell certain of its investment securities under agreements to repurchase (“repurchase agreements”).  The repurchase agreements are collateralized by certain of the Master Fund’s mortgage-backed securities.  All securities underlying repurchase agreements are delivered to the counterparty during the period they are outstanding.  All agreements are to repurchase the same or substantially identical securities.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Scheduled maturities of securities sold under agreements to repurchase were as follows:

	December 31, 2009
	Amount	Interest Rate
Due within 30 days	$--
After 30 days but within 90 days	16,286,400	1.83%
After 90 days but within 180 days	-
After 180 days but within one year	38,051,000	1.74%
Total securities sold under agreements to repurchase	$54,337,400	1.74% to 1.83%

Interest expense relating to securities sold under agreements to repurchase totaled $87,029 for the year ended December 31, 2009.  The Master Fund had pledged mortgage-backed securities with a fair value of totaling $81,753,000 to secure advances made under securities sold under agreements to repurchase at December 31, 2009.

Note 7—Investment Transactions
For the period from August 11, 2008 (commencement of operations) to December 31, 2008, the Master Fund purchased investments for $149,104,299.  For the year-end December 31, 2009, the Master Fund purchased investments in the amount of $153,791,354, comprised of $153,321,717 of mortgage-backed securities and $469,637 of additional contributions to PNMAC Mortgage Co (FI), LLC.

Note 8—Investment Advisory, Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011, and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund.  The General Partner is not charged a management fee.  The only expenses charged to the Genreal Partner are those specifically relating to it.

Investment advisory fees for the year ended December 31, 2009 and for the period from August 11, 2008 (commencement of operations) to December 31, 2008 were $6,068,401 and $2,462,500, respectively.  Of this amount, $1,445,755 and $2,462,500 was payable to the Investment Manager as of December 31, 2009 and 2008.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000.  The administration expense for the year ended December 31, 2009 was $183,257 and for period from August 11, 2008 (commencement of operations) to December 31, 2008 was $85,984.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting to the investments held in the mortgage subsidiary.  The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee allocated to the Master Fund for the year ended December 31, 2009 was $13,489 and period from August 11, 2008 (commencement of operations) to December 31, 2008 was $ 6,667.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund's average daily market value subject to an annual minimum fee of $4,800.

Note 9—Directors and Officers
The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations.  The Fund and Master Fund share the same board of directors.  All directors’ fees and expenses are paid by the Master Fund.  The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the board of directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses.  Directors are reimbursed by the Master Fund for their travel expenses related to board meetings.  The total directors fees and expenses incurred for the year ended December 31, 2009 and for the period from August 11, 2008 to December 31, 2008 was $312,012 and $249,202, respectively.  Of this amount, $75,015 and $10,515 was payable as of December 31, 2009 and 2008.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager.  Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 10—Transactions with Affiliates
As of December 31, 2009 and 2008, the payable to affiliate of $30,956 and $405,858, respectively, represents funds owed to Private National Mortgage Acceptance Company, LLC for offering and organization expenses paid on the Master Fund’s behalf.  The Investment Manager is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc.  BlackRock Inc. is an affiliate of the Master Fund.

Note 11—Risk Factors
The Master Fund’s investment activities expose it to the various types of risk, which are associated with the financial instruments and markets in which it invests.

Investments in mortgage-backed securities and mortgage loans have exposure to certain degrees of risk, including interest rate, market risk, and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a participation.  Mortgage loans are subject to prepayment risk, which will affect the maturity of such investments.

Investments in real estate acquired in settlement of loans are subject to various risk factors.  Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located as well as the availability of similar properties in the immediate area.  Real estate investment performance is also subject to the success that a particular property manager has in managing the property.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

The Master Fund is indirectly subject to interest rate risk.  Interest rate risk is the risk that investment in loans held by the Mortgage Investments will decline in value because of changes in market interest rates.  Investments in mortgage loans with long-term maturities may experience significant price declines if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest and foreign exchange rates.  The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments.  An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations.  Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans.  As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested.  An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Companies.  The value, like other market investments, may move up or down, sometimes rapidly and unpredictably.  An investment in the Master Fund at any point in time may be worth less than the original investment.  Investment values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings.  Master Fund investments may also use borrowings in the ordinary course of their operations.  The use of borrowings may materially affect the operations of the Master Fund or its investment and thus its ultimate value.  Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed.  This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A.  Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to terms of their obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

In light of financial market events that occurred in 2009 and 2008 and the United States government’s involvement in supporting the financial markets, it is reasonably possible that the investment management industry will be subject to future regulation.  The impact of potential regulation may have a negative impact on the ability to unwind the investments of the Master Fund and Mortgage Investments, but such impact is not quantifiable.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
For the Year Ended December 31, 2009 and the Period from August 11, 2008
(commencement of operations) to December 31, 2008

Note 12—Subsequent Events
Management has evaluated all events or transactions through March 1, 2010, the date the Company issued these financial statements. During this period, the Master Fund did not have any material subsequent events that affected its financial statements.

******

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
PNMAC Mortgage Opportunity Fund, LP:

We have audited the accompanying statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), including the schedule of investments, as of December 31, 2009 and 2008, and the related statements of operations, changes in partners’ capital, cash flows, and financial highlights for the year ended December 31, 2009, and for the period from August 11, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 and 2008, by correspondence with the custodian and other parties; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP as of December 31, 2009 and 2008, the results of its operations, changes in its partners’ capital, cash flows, and financial highlights for the  year ended December 31, 2009, and for the period from August 11, 2008 (commencement of operations) to December 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include investments in mortgage backed-securities, an investment in PNMAC Mortgage Co (FI), LLC and an investment in PNMAC Mortgage Co, LLC valued at $287,614,817 (98% of total assets) and $142,282,759 (99% of total assets) as of December 31, 2009 and 2008, respectively, whose fair values have been estimated by management in the absence of readily determinable fair values.

March 1, 2010
Los Angeles, California

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first, second and third quarters of each fiscal year with the SEC on Form N-Q.  The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Independent Directors
Heather Campion (52) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Group Executive Vice President and Director of Corporate Affairs of Citizens Financial Group until 2007.	2	Institute of Politics at Harvard University, the John F. Kennedy Presidential Library Foundation, AAA of Southern New England, and the Isabella Stewart Gardner Museum

Thomas P. Gybel (42) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of White Mountains Capital Inc. since March 2008, Managing Director of Global Corporate Finance for Deutsche Bank Securities Inc. from July 2004 to May 2007.	2	None

Peter W. McClean (65) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Chairman	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Cyrus Reinsurance, Family Health International, Allianz Variable Insurance Products Trust, and Allianz Variable Products Fund of Funds Trust

Richard A. Victor, J.D., Ph.D. (59) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Executive Director of the Workers Compensation Institute since 1983.	2	None

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held

Interested Directors
David A. Spector (46) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director, President, Chief Financial Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2	None

Officers

Stanford L. Kurland (57) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2	None

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held

Michael L. Muir (44) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Indefinite Term. Served since May 29, 2008. In February of 2010, Mr. Muir tendered his resignation, effective March, 2010.	Chief Capital Markets Officer of the Investment Adviser; formerly, Chief Financial Officer, Treasurer and Chief Investment Officer for Countrywide Bank, N.A. and Senior Vice President of Countrywide Home Loans.	2	None

David M. Walker (54) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Indefinite Term. Served since May 29, 2008.	Chief Credit Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None

Anne D. McCallion (55) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Chief Financial Officer of the Investment Advisor; formerly Senior Managing Director and Deputy Chief Financial Officer for Countrywide Financial Corporation	2	None

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held

Jeff Grogin (49) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Secretary, Authorized person	Indefinite Term. Served since May 29, 2008.	Independent Counsel	2	None
Julianne Fries (47) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Compliance Officer	Indefinite Term. Served from May 29, 2008 to January 16, 2010 .	Chief Compliance Officer of the Investment Advisor; formerly, Managing Director, Chief Compliance Officer of Countrywide Capital Markets.	2	None

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

On May 29, 2008, the board of directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreements for an initial two-year term.

In considering whether to recommend approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Advisor, fund counsel, and independent counsel. The Directors also met with senior personnel of the Investment Advisor and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent, and quality of services expected to be provided by the Investment Advisor. The Independent Directors reviewed the services that the Investment Advisor is expected to provide to the Funds. In addition, the Independent Directors considered the size, education, background, and experience of the Investment Advisor’s staff. Lastly, the Independent Directors reviewed the Investment Advisor’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services expected to be provided by the Investment Advisor to the Funds and the experience and expertise of the personnel performing such services was consistent with the nature, extent, and quality expected of an Investment Advisor of investment vehicles such as the Funds.

(ii) Cost of the services to be provided and profits to be realized by the Investment Advisor and its affiliates from the relationship with the Funds. The Independent Directors considered the estimated cost of the services provided by the Investment Advisor. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Advisor, the terms of which are summarized in the footnotes to the financial statements included in this report. In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other advisors that had somewhat comparable investment programs.

The Independent Directors concluded that the proposed management fee and carried interest for the Investment Advisor were reasonable.

In view of the absence of any historical operations by the Funds or the Investment Advisor, the Independent Directors considered the mortgage finance and capital markets experience of the Advisor’s senior management team. However, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended approval of each of the Management Agreements.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-224-7442.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$200,000	$210,367
Audit-Related Fees	$ 41,367	$ 77,147
Tax Fees	$ 13,580	$0
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, Michael L. Muir, David M. Walker, and Andy S. Chang. The titles, business experience, and length of service of Messrs. Kurland, Spector, Muir, Walker, and Chang are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (57) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008	Formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (46) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Investment Officer	Served since May 29, 2008	Formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.
As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

Michael L. Muir (44) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Served since May 29, 2008. In February 2010, Mr. Muir tendered his resignation effective March 2010.	Formerly, Chief Financial Officer, Treasurer and Chief Investment Officer for Countrywide Bank, N.A. and Senior Vice President of Countrywide Home Loans.
As Chief Capital Markets Officer, is responsible for maintaining loan pricing systems, distressed asset pricing models, overseeing trading systems, managing pooling, securitization activities, and market surveillance, as well as executing hedge transactions

David M. Walker (54) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Served since May 29, 2008	Formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.
As Chief Credit Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims, and evaluating and determining the adequacy of reserves and valuation model loss assumptions.

Andy S. Chang (32) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Development Officer	Served since May 29, 2008	Formerly, Director at Blackrock and leader of its Advisory Services practice.	As Chief Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2009:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$238,233,226	2	$238,233,226
Other pooled investment vehicles	2	$454,130,109	2	$454,130,109
Other accounts				$0
David A. Spector
Registered investment companies	2	$238,233,226	2	$238,233,226
Other pooled investment vehicles	2	$454,130,109	2	$454,130,109
Other accounts				$0
Michael L. Muir
Registered investment companies	2	$238,233,226	2	$238,233,226
Other pooled investment vehicles	2	$454,130,109	2	$454,130,109
Other accounts				$0
David M. Walker
Registered investment companies	2	$238,233,226	2	$238,233,226
Other pooled investment vehicles	2	$454,130,109	2	$454,130,109
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$238,233,226	2	$238,233,226
Other pooled investment vehicles	2	$454,130,109	2	$454,130,109
Other accounts				$0

(3) Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other Accounts"). While it is the general intention of the Investment Adviser that investment opportunities will be apportioned among the Fund and Other Accounts on a fair and reasonable basis, there is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(4) Compensation:

Messrs. Kurland, Spector, Muir, Walker, and Chang receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. None of Messrs. Kurland, Spector, Muir, Walker, and Chang receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above.

(5) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of June 30, 2009:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
Michael L. Muir	None
David M. Walker	None
Andy S. Chang	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LP

By  /s/Stanford L. Kurland
                                        Stanford L. Kurland, CEO

Date 3/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Stanford L. Kurland
                                                      Stanford L. Kurland, CEO

Date 3/11/2010

By  /s/Anne McCallion
                                                      Anne McCallion, CFO

Date 3/11/2010